Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhfiinewoppty-20160429_SupplementTextBlock

John Hancock Funds II
Supplement dated May 1, 2016 to the current prospectus

New Opportunities Fund (the "fund")

The table under the heading "Fees and expenses" for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R1	R2	R3	R4		R5	R6
Management fee [1]	0.90	0.90	0.90	0.90	0.90	0.90	0.90		0.90	0.90
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.50	0.25	0.50	0.25		0.00	0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.25	0.25	0.15	0.10		0.05	0.00
Additional other expenses	0.26	0.26	0.25	0.15	0.15	0.15	0.15		0.15	0.15
Total other expenses [2]	0.26	0.26	0.25	0.40	0.40	0.30	0.25		0.20	0.15
Total annual fund operating expenses	1.46	2.16	1.15	1.80	1.55	1.70	1.40		1.10	1.05
Contractual expense reimbursement [3]	– 0.25	– 0.25	– 0.25	– 0.24	– 0.24	– 0.24	0.34	[4]	– 0.24	– 0.26
Total annual fund operating expenses after expense reimbursements	1.21	1.91	0.90	1.56	1.31	1.46	1.06		0.86	0.79

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective January 1, 2016.

[2] "Other expenses" have been estimated for the first year of operations of the fund's Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

[3] The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average annual net assets (on an annualized basis) of the fund and expenses of Class A, Class C, or Class I shares exceed 1.21%, 1.91%, or 0.90%, respectively, of average annual net assets (on an annualized basis) of the applicable class. For purposes of these agreements, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense; and "expenses of Class A, Class C, or Class I shares" mean all "expenses of the fund" (as defined above) attributable to the applicable class plus class specific expenses. Each of these agreements expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund's average net assets (on an annualized basis). The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares. These agreements expire on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4] The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary:"

Expenses ($)	A	C		I	R1	R2	R3	R4	R5	R6
Shares		Sold	Not Sold
1 year	617	294	194	92	159	133	149	108	88	81
3 years	915	652	652	341	543	466	512	410	326	308
5 years	1,235	1,137	1,137	609	952	822	900	733	583	554
10 years	2,139	2,473	2,473	1,375	2,096	1,825	1,989	1,650	1,319	1,259

John Hancock Funds II
Supplement dated May 1, 2016 to the current Class ADV prospectus

New Opportunities Fund (the "fund")

The table under the heading "Fees and expenses" for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	ADV
Management fee[1]	0.90
Distribution and service (Rule 12b-1) fees	0.25
Other expenses[2]	0.26
Total annual fund operating expenses	1.41
Contractual expense reimbursement[3]	-0.24
Total annual fund operating expenses after expense reimbursements	1.17

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective January 1, 2016.

[2] "Other expenses" have been estimated for the first year of operations of the fund's Class ADV shares.

[3] The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund's average net assets (on an annualized basis). This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The table under "Expense example" for the fund has been amended and restated as follows:

Expenses ($)	ADV
1 year	119
3 years	423
5 years	748
10 years	1,670

John Hancock Funds II
Supplement dated May 1, 2016 to the current Class NAV prospectus

New Opportunities Fund (the "fund")

The table under the heading "Fees and expenses" for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.90
Other expenses	0.13
Total annual fund operating expenses	1.03
Contractual expense reimbursement[2]	-0.24
Total annual fund operating expenses after expense reimbursements	0.79

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective January 1, 2016.

[2] The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund's average net assets (on an annualized basis). This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The table under "Expense example" for the fund has been amended and restated as follows:

Expenses ($)	NAV
1 year	81
3 years	304
5 years	545
10 years	1,238

John Hancock Funds II
Supplement dated May 1, 2016 to the current Class 1 prospectus

New Opportunities Fund (the "fund")

The table under the heading "Fees and expenses" for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.90
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.13
Total annual fund operating expenses	1.08
Contractual expense reimbursement[2]	-0.24
Total annual fund operating expenses after expense reimbursements	0.84

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective January 1, 2016.

[2] The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund's average net assets (on an annualized basis). This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The table under "Expense example" for the fund has been amended and restated as follows:

Expenses ($)	1
1 year	86
3 years	320
5 years	572
10 years	1,296

(John Hancock New Opportunities Fund - Classes A, C, I, R1, R2, R3, R4, R5 and R6) | (John Hancock New Opportunities Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
(John Hancock New Opportunities Fund - Classes A, C, I, R1, R2, R3, R4, R5 and R6) | (John Hancock New Opportunities Fund) | Class A
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.46%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 617
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	915
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,139
(John Hancock New Opportunities Fund - Classes A, C, I, R1, R2, R3, R4, R5 and R6) | (John Hancock New Opportunities Fund) | Class C
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,137
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,473
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,137
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,473
(John Hancock New Opportunities Fund - Classes A, C, I, R1, R2, R3, R4, R5 and R6) | (John Hancock New Opportunities Fund) | Class I
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.25%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	609
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375
(John Hancock New Opportunities Fund - Classes A, C, I, R1, R2, R3, R4, R5 and R6) | (John Hancock New Opportunities Fund) | Class R1
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	952
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,096
(John Hancock New Opportunities Fund - Classes A, C, I, R1, R2, R3, R4, R5 and R6) | (John Hancock New Opportunities Fund) | Class R2
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.40%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	466
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	822
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,825
(John Hancock New Opportunities Fund - Classes A, C, I, R1, R2, R3, R4, R5 and R6) | (John Hancock New Opportunities Fund) | Class R3
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	512
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	900
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,989
(John Hancock New Opportunities Fund - Classes A, C, I, R1, R2, R3, R4, R5 and R6) | (John Hancock New Opportunities Fund) | Class R4
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.25%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	733
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,650
(John Hancock New Opportunities Fund - Classes A, C, I, R1, R2, R3, R4, R5 and R6) | (John Hancock New Opportunities Fund) | Class R5
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.20%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,319
(John Hancock New Opportunities Fund - Classes A, C, I, R1, R2, R3, R4, R5 and R6) | (John Hancock New Opportunities Fund) | Class R6
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.15%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	554
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
(John Hancock New Opportunities Fund - Class ADV) | (John Hancock New Opportunities Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class ADV shares.
(John Hancock New Opportunities Fund - Class ADV) | (John Hancock New Opportunities Fund) | Class ADV
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.26%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	748
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,670
(John Hancock New Opportunities Fund - Class NAV) | (John Hancock New Opportunities Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2017
(John Hancock New Opportunities Fund - Class NAV) | (John Hancock New Opportunities Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,238
(John Hancock New Opportunities Fund - Class 1) | (John Hancock New Opportunities Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2017
(John Hancock New Opportunities Fund - Class 1) | (John Hancock New Opportunities Fund) | Class 1
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses Over Assets	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	572
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,296

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective January 1, 2016.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.
[3]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average annual net assets (on an annualized basis) of the fund and expenses of Class A, Class C, or Class I shares exceed 1.21%, 1.91%, or 0.90%, respectively, of average annual net assets (on an annualized basis) of the applicable class. For purposes of these agreements, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense; and "expenses of Class A, Class C, or Class I shares" mean all "expenses of the fund" (as defined above) attributable to the applicable class plus class specific expenses. Each of these agreements expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund's average net assets (on an annualized basis). The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares. These agreements expire on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[5]	"Other expenses" have been estimated for the first year of operations of the fund's Class ADV shares.